Goodwill and Intangible Assets, Net (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Components of Intangible Assets

The components of intangible assets were as follows (dollars in thousands):

	September 30, 2014
	Weighted Avg. Remaining Useful Life		Gross	Accumulated Amortization	Net
	(Years	)
Intangibles:
Customer relationships	2.8		$13,997	$(10,147)	$3,850
Trade name	7.8		3,194	(1,545)	1,649

Total			$17,191	$(11,692)	$5,499

	December 31, 2013
	Weighted Avg. Remaining Useful Life		Gross	Accumulated Amortization	Net
	(Years	)
Intangibles:
Customer relationships	3.5		$13,997	$(9,098)	$4,899
Trade name	8.5		3,194	(1,384)	1,810

Total			$17,191	$(10,482)	$6,709

The components of intangible assets are as follows (dollars in thousands):

	December 31, 2013
	Weighted Avg. Remaining Useful Life	Gross	Accumulated Amortization	Net
	(Years)
Intangibles:
Customer relationships	3.5	$13,997	$(9,098)	$4,899
Trade name	8.5	3,194	(1,384)	1,810

Total		$17,191	$(10,482)	$6,709

	December 31, 2012
	Weighted Avg. Remaining Useful Life	Gross	Accumulated Amortization	Net
	(Years)
Intangibles:
Customer relationships	4.5	$13,997	$(7,699)	$6,298
Trade name	9.5	3,194	(1,171)	2,023

Total		$17,191	$(8,870)	$8,321

Schedule of Estimated Amortization Expense of Intangible Assets

Estimated amortization expense as of September 30, 2014 for our existing intangible assets for the next five years and thereafter was as follows (dollars in thousands):

Year Ending December 31,	Amortization Expense
2014	$403
2015	1,613
2016	1,613
2017	913
2018	213
Thereafter	744

$5,499

Estimated amortization expense for our existing intangible assets for the next five years and thereafter is as follows (dollars in thousands):

Year Ending December 31,	Amortization
2014	$1,613
2015	1,613
2016	1,613
2017	913
2018	213
Thereafter	744

$6,709